Other Intangible Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Impairment of long-lived assets:
Cost	$ 3,120	$ 3,120
Accumulated amortization	3,050	2,944
Amortized cost	70	176
Brand Name [Member]
Impairment of long-lived assets:
Cost	670	670
Weighted average amortization period	4 years 1 month 6 days
Accumulated amortization	600	539
Customer List [Member]
Impairment of long-lived assets:
Cost	2,450	2,450
Weighted average amortization period	2 years 6 months
Accumulated amortization	$ 2,450	$ 2,405